DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)   The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As from such date, the Company also began providing telephone services in all the country.

As a consequence of the merger between the Company and Cablevisión (Note 4), Telecom Argentina, as surviving entity, develops, since January 1, 2018, the operations that Cablevisión developed as of December 31, 2017, which mainly consisted in the provision of cable television services through networks installed in different localities in Argentina and Uruguay.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services in Argentina and, through its subsidiaries, it also provides the mentioned services in Uruguay and Paraguay. Also, it provides international telephony services in the United States of America.

Information on Telecom’s licenses and on the regulatory framework is described under Note 2.

As of December 31, 2019, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Telecommunications services	Paraguay	67.50%
Microsistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%

(a)

Includes the 100% interest in Telmas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. See Note 3 d.4).

The information presented on a comparative basis of the fiscal year ended December 31, 2017 corresponds to the consolidated information of Cablevisión, due to the treatment of the “reverse acquisition” described under Note 3.d.5), therefore:

i.     NEXTEL Communications Argentina S.R.L. (“Nextel”) is included in the consolidation until it was merged into Cablevisión, effective as of October 1, 2017, and

ii.    Telecom USA, Núcleo, Personal Envíos, Tuves Paraguay and Microsistemas (subsidiaries of Telecom before its merger with Cablevisión) are not included in the consolidation of the comparative amounts.

b)   Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed telephony services, services governed by the same regulatory framework of ICT services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the accounting principles (provided by IFRS as issued by the IASB), it was defined that the Company has a single segment of operations in Argentina.

Telecom carries out activities abroad (Paraguay, United States of America and Uruguay). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in current currency as of the date of each transaction), considering that the activities of foreign companies are not significant for Telecom. Operations carried out abroad do not meet the aggregation criteria established by the standard to be grouped within the "Services rendered in Argentina" segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category "Other abroad segments".

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2019, 2018 and 2017.

☐  Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	182,233	40,027	222,260	12,931	3,057	15,988	(1,224)	237,024
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(28,393)	(150,075)	(8,946)	(2,143)	(11,089)	1,224	(159,940)
Adjusted EBITDA	60,551	11,634	72,185	3,985	914	4,899	—	77,084
Depreciation, amortization and impairment of fixed assets	(26,024)	(31,544)	(57,568)	(2,869)	(852)	(3,721)	—	(61,289)
Operating income	34,527	(19,910)	14,617	1,116	62	1,178	—	15,795

Earnings from associates								(187)
Debt financial expenses								(16,657)
Other financial results, net								11,331
Income before income tax expense								10,282
Income tax expense								(14,170)
Net loss								(3,888)

Attributable to:
Controlling Company								(4,396)
Non-controlling interest								508
								(3,888)

☐  Consolidated Income Statement as of December 31, 2018

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	129,836	114,767	244,603	7,894	7,104	14,998	(1,083)	258,518
Operating costs without depreciation, amortization and impairment of fixed assets	(85,942)	(76,657)	(162,599)	(5,414)	(4,873)	(10,287)	1,083	(171,803)
Adjusted EBITDA	43,894	38,110	82,004	2,480	2,231	4,711	—	86,715
Depreciation, amortization and impairment of fixed assets	(20,416)	(30,187)	(50,603)	(1,753)	(1,658)	(3,411)	—	(54,014)
Operating income	23,478	7,923	31,401	727	573	1,300	—	32,701

Earnings from associates								363
Debt financial expenses								(52,262)
Other financial results, net								23,348
Income before income tax expense								4,150
Income tax benefit								4,366
Net income								8,516

Attributable to:
Controlling Company								8,145
Non-controlling interest								371
								8,516

☐  Consolidated Income Statement as of December 31, 2017

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	39,870	60,841	100,711	1,074	758	1,832	(12)	102,531
Operating costs without depreciation, amortization and impairment of fixed assets	(25,082)	(39,153)	(64,235)	(711)	(502)	(1,213)	12	(65,436)
Adjusted EBITDA	14,788	21,688	36,476	363	256	619	—	37,095
Depreciation, amortization and impairment of fixed assets	(3,880)	(11,021)	(14,901)	(106)	(75)	(181)	—	(15,082)

Operating income	10,908	10,667	21,575	257	181	438	—	22,013

Earnings from associates								543
Debt financial expenses								(334)
Other financial results, net								1,431
Income before income tax expense								23,653
Income tax expense								(8,486)
Net income								15,167

Attributable to:
Controlling Company								14,969
Non-controlling interest								198
								15,167

Additional information per geographical area required under IFRS 8 (Operating Segments) is disclosed below (in current currency as of December 31, 2019):

i)Sales revenues from customers located in Argentina amounted to $221,063,  $243,403 and $99,827 during the years ended December 31, 2019, 2018 and 2017, respectively; while sales revenues from foreign customers amounted to $15,961,  $15,115 and $2,704 for the years ended December 31, 2019, 2018 and 2017, respectively;

ii)PP&E, Goodwill, Intangible assets and Rights of use assets corresponding to the segment “Services rendered in Argentina” amounted to $503,245 and $490,754 as of December 31, 2019 and 2018, respectively; while PP&E, Goodwill, Intangible assets and Rights of use assets corresponding to the segment “Other abroad segments” amounted to $19,945 and $18,124 as of December 31, 2019 and 2018, respectively.

iii)

CAPEX corresponding to the segment “Services rendered in Argentina” amounted to $60,386 and $59,652 as of December 31, 2019 and 2018, respectively; while CAPEX corresponding to the segment “Other abroad segments” amounted to $5,103 and $5,675 as of December 31, 2019 and 2018, respectively.

iv)

Financial Debt corresponding to the segment “Services rendered in Argentina” amounted to $147,898 and $118,566 as of December 31, 2019 and 2018, respectively; while Financial Debt corresponding to the segment “Other abroad segments” amounted to $4,098 and $3,446 as of December 31, 2019 and 2018, respectively.

c)   Basis of Presentation

As required by the CNV, the Company’s consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB, and in accordance with RT 26 (as amended by RT 29 and RT 43) of FACPCE as adopted by the CPCECABA. IFRS also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS requires that the Company's Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.v).

These consolidated financial statements (except for the statement of cash flows) are prepared in current currency as of December 31, 2019 (see Note 1.e) and on an accrual basis of accounting (except for the consolidated statement of cash flows). Under this basis, the effects of transactions are recognized when they occur. Therefore, income and expenses are recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method.

These consolidated financial statements as of December 31, 2019, were approved by resolution of the Board of Directors’ meeting held on March 9, 2020.

d)   Consolidated Financial Statement Formats

The financial statement formats adopted are consistent with IAS 1. In particular:

•

the consolidated statements of financial position have been prepared by classifying assets and liabilities according to the “current and non-current” criterion. Current assets and liabilities are those that are expected to be realized/settled within twelve months after the year-end;

•

the consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation represents the way that the business is monitored by the Executive Committee and the CEO and, additionally, are in line with the usual presentation of expenses in the ICT services industry;

•	the consolidated statements of comprehensive income include the profit (or loss) for the year as shown in the consolidated income statement and all components of other comprehensive income;
•

the consolidated statements of changes in equity have been prepared showing separately (i) income (loss) for the year, (ii) other comprehensive income (loss) for the year, and (iii) transactions with shareholders (owners and non-controlling interest);

•	the consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7.

These consolidated financial statements contain all material disclosures required under IFRS. Some additional disclosures required by the LGS and/or by the CNV have been also included, among them, complementary information required in the last paragraph of Section 1 Chapter III Title IV of the CNV General Resolution No. 622/13. Such information is disclosed in Notes 5, 6, 7, 8, 10, 11, 18, 23 and 26 to these consolidated financial statements, as admitted by IFRS.

e)   Financial reporting in hyperinflationary economies

IAS 29 establishes the conditions under which an entity shall state its financial statements in terms of the measuring unit current at the closing date of the latest reporting period if it operates in an economic environment considered “hyperinflationary”.

To determine the existence of a highly inflationary economy under the terms of IAS 29, the standard details a series of factors to consider, including a cumulative inflation rate over three years that is close to or exceeds 100%.

The macroeconomic events that have taken place in the country during 2018 and the three-year accumulated inflation rate as of December 31, 2018, that reached 147.8%, showed the compliance with the qualitative and quantitative factors provided for in IAS 29 to consider Argentina as a highly inflationary economy for accounting purposes. On the other hand, FACPCE issued Resolution No. 539/18 on September 29, 2018 which defined the need to restate the financial statements of Argentine companies for reporting periods ended after July 1, 2018, establishing specific issues in relation to the restatement for inflation such as, for example, the indexes to be used (resolution approved on October 10, 2018, by the CPCECABA through Resolution No. 107/2018).

In addition, Law No. 27,468 amended Section 10 of Law No. 23,928, as amended, providing that the repeal of all the laws and regulations that establish or authorize price indexation, currency restatement, cost variance and any other form of restatement of debts, taxes, prices or fees related to property, works or services does not apply to financial statements, which remain subject to Section 62 of the General Associations Law, as amended. In addition, it repealed Decree No. 1,269/2002, as amended, and delegated on the PEN, through its oversight agencies, the power to set the date as from which those regulations will come into effect in relation to the financial statements that are presented to them. Therefore, through Resolution No. 777/18, CNV established the method to restate financial statements in current currency in accordance with IAS 29 for years/periods ended since December 31, 2018. According to this, these consolidated financial statements are restated in terms of current currency as of December 31, 2019.

In relation to the inflation index to be used, according to Resolution No. 539/18, it was determined according to the Internal Wholesale Price Index (IWPI) until the year 2016, considering for the months of November and December 2015 the average variation of the Consumer Price Index (CPI) of the City of Buenos Aires. Then, from January 2017, the National Consumer Price Index (National CPI) was considered.

The table below show the evolution of these indexes in the last three years and as of December 31, 2019 following official statistics (INDEC) in accordance with the guideline described in Resolution No. 539/18:

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2016	2017	2018	2019

National Consumer Price Index	100	124.8	184.26	284.44
Variation in Prices
Annual	34.6%	24.7%	47.6%	53.8%
Accumulated 3 years	102.2%	96.6%	147.8%	183.2%

The Company restated all the non-monetary items in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of December 31, 2019. Consequently, the main items restated were Property, Plant and Equipment, Intangible assets, Rights of Use Assets, Goodwill, Inventories, certain Investments in associates and the Equity items. Each item must be restated since the date of the initial recognition in the Company's Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2019.

Comparative figures must also be presented in the current currency of December 31, 2019.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items shall be restated from the dates when the items of income and expense were originally recorded. The Company shall apply the variations in monthly general price index.

The effect of inflation on the monetary position is included in the Income Statement under Other financial results, net.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The gain arising from the restatement has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Restatement of the Statement of Changes in Equity

All components of the Statement of Changes in Equity, except retained earnings, must be restated from the dates on which the items were contributed or otherwise arose.

Effect of the Merger between Telecom and Cablevisión

Taking into consideration that the book value of the equity of Telecom as of the Effective Date of the Merger (January 1, 2018) was stated at historical cost, the value of the merger surplus as of that date did not contemplate the effect of the inflation adjustment. Therefore, such value has been remeasured by the difference between the fair value of the consideration transferred and the book value of Telecom’s Equity restated for inflation as of the Effective Date of the Merger. This change had an impact on the initial value recognized for the Merger Surplus. For more information, see Note 4.

Investments in Foreign Companies

The subsidiaries, associates and companies under common control that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Results.